SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 30, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

	Years Ended
	June 30,
	2015	2014
	(In thousands)
Supplemental disclosure of cash flow information is as follows:
Cash paid during the period for:
Income taxes, net	$320	$670
Interest	$2,380	$2,660

Supplemental disclosure of non-cash investing and financing activities is as follows:
Unrealized gains on securities designated as available for sale, net of tax	$557	$1,022
Transfers of loans to other real estate owned	$243	$323
Beginning of period adjustment from transfer of mortgage servicing rights from amortized cost method to fair value method, net of tax	$—	$44